Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017 PHP (₱)	Dec. 31, 2016 PHP (₱)
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.96
Mark-to-market gains/losses	₱ 44,000,000	₱ (81,000,000)
Accrued interest income	11,000,000	23,000,000
Fair value recognized	0	0
Long Term Currency Swaps [Member] | Transactions Designated As Hedges | P L D T
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market gains/losses	108,000,000	275,000,000
Interest accrual	18,000,000	45,000,000
Ineffective portion of the movements in the fair value	3,000,000	8,000,000
Smart [Member] | Interest rate swap contract [Member]
Disclosure of detailed information about financial instruments [Line Items]
Accrued interest income	4,000,000	2,000,000
Ineffective portion of the movements in the fair value	0	0
Net Mark-to-Market Gains (Losses)	85,000,000	79,000,000
Smart [Member] | Long Term Currency Swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Accrued interest income	9,000,000	22,000,000
Ineffective portion of the movements in the fair value	4,000,000	9,000,000
Net Mark-to-Market Gains (Losses)	₱ 124,000,000	₱ 284,000,000
Termination Date November Fourteen Two Thousand Sixteen [Member] | Condition one [member] | US Dollar Liabilities [Member] | August ten two thousand sixteen [Member] | Weighted average [Member] | Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	46.90
Termination Date November Fourteen Two Thousand Sixteen [Member] | Condition two [member] | US Dollar Liabilities [Member] | August ten two thousand sixteen [Member] | Weighted average [Member] | Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	47.98
Termination Date November Fourteen Two Thousand Sixteen [Member] | Condition Three [Member] | US Dollar Liabilities [Member] | August ten two thousand sixteen [Member] | Weighted average [Member] | Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	46.82
Termination date various dates in two thousand seventeen [Member] | Condition Four [Member] | US Dollar Liabilities [Member] | Various Dates In Two Thousand Sixteen And Two Thousand Seventeen [Member] | Weighted average [Member] | Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.30
Termination date various dates in two thousand seventeen [Member] | Condition Five [member] | US Dollar Liabilities [Member] | Various Dates In Two Thousand Sixteen And Two Thousand Seventeen [Member] | Weighted average [Member] | Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	51.24
Termination date various dates in two thousand seventeen [Member] | Condition Six [Member] | US Dollar Liabilities [Member] | Various Dates In Two Thousand Sixteen And Two Thousand Seventeen [Member] | Weighted average [Member] | Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.60
Termination date various dates in two thousand eighteen [Member] | Condition Seven [Member] | US Dollar Liabilities [Member] | Various dates in two thousand seventeen [Member] | Weighted average [Member] | Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.67
Termination date various dates in two thousand eighteen [Member] | Condition Eight [Member] | US Dollar Liabilities [Member] | Various dates in two thousand seventeen [Member] | Weighted average [Member] | Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	52.53
Termination date various dates in two thousand eighteen [Member] | Condition Nine [Member] | US Dollar Liabilities [Member] | Various dates in two thousand seventeen [Member] | Weighted average [Member] | Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.70
Termination Date July Nineteen Two Thousand Eighteen [Member] | Condition Ten [Member] | US Dollar Liabilities [Member] | January Nineteen Two Thousand Eighteen [Member] | Weighted average [Member] | Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.30
Termination Date July Nineteen Two Thousand Eighteen [Member] | Condition Eleven [Member] | US Dollar Liabilities [Member] | January Nineteen Two Thousand Eighteen [Member] | Weighted average [Member] | Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	52.30
Termination Date July Nineteen Two Thousand Eighteen [Member] | Condition Twelve [Member] | US Dollar Liabilities [Member] | January Nineteen Two Thousand Eighteen [Member] | Weighted average [Member] | Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.45